Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total provisions
Provisions, At 1 January	$ 2,190	$ 2,155
Additions arising on business acquisitions		50
Charge for year	698	861
Cash paid	(1,249)	(476)
Reversals	(157)	(348)
Exchange and other movements	122	(52)
Provisions, At 31 December	1,604	2,190
Non-current provisions	918	921
Severance
Total provisions
Provisions, At 1 January	275	176
Charge for year	190	283
Cash paid	(217)	(101)
Reversals	(64)	(83)
Exchange and other movements	13
Provisions, At 31 December	197	275
Environmental
Total provisions
Provisions, At 1 January	105	112
Charge for year	27	26
Cash paid	(25)	(33)
Provisions, At 31 December	107	105
Employee benefits
Total provisions
Provisions, At 1 January	166	168
Charge for year	40	30
Cash paid	(5)	(7)
Reversals	(7)	(1)
Exchange and other movements	(4)	(24)
Provisions, At 31 December	190	166
Legal
Total provisions
Provisions, At 1 January	859	1,016
Charge for year	252	44
Cash paid	(720)	(189)
Reversals	(18)	(9)
Exchange and other movements	3	(3)
Provisions, At 31 December	376	859
Other provisions
Total provisions
Provisions, At 1 January	785	683
Additions arising on business acquisitions		50
Charge for year	189	478
Cash paid	(282)	(146)
Reversals	(68)	(255)
Exchange and other movements	110	(25)
Provisions, At 31 December	$ 734	$ 785